Stock-based Compensation (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Class P Unit Activities
A summary of the Class P Unit activity for the six months ended June 30, 2024 is as follows:

Number of Units
Outstanding Class P Units, December 31, 2023	14,804,507
Cancellations	—
Exchanged for Class A Common Stock	(125,000)
Outstanding, Class P Units, June 30, 2024	14,679,507
Vested, June 30, 2024	14,639,221

A summary of the Class P Unit activity for the periods presented is as follows:

Number of Units
Outstanding Class P Units, December 31, 2022	15,125,429
Cancellations	(75,922)
Exchanged for Class A Common Stock	(245,000)
Outstanding Class P Units, December 31, 2023	14,804,507
Vested, December 31, 2023	14,723,936

Schedule of Restricted Stock Units Activity
A summary of the restricted stock unit (“RSU”) activity for the six months ended June 30, 2024 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2023	7,683,598	$2.96
Granted	340,195	$1.12
Vested	(2,468,762)	$2.66
Forfeited	(1,049,381)	$2.91
Non-vested at June 30, 2024	4,505,650	$2.99

A summary of the restricted stock unit (“RSU”) activity for the year ended December 31, 2023 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2022	6,269,868	$7.07
Granted	6,634,013	1.03
Vested	(2,245,844)	6.66
Cancelled/Forfeited/Expired	(2,974,439)	4.53
Non-vested at December 31, 2023	7,683,598	$2.96

Schedule of Performance Shares Activity	The fair value is equal to the market price of the Company’s common stock on the date of grant.

	Number of PRSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2023	234,375	$6.40
Granted	0	$—
Vested	(58,594)	$6.40
Forfeited	(175,781)	$6.40
Non-vested at June 30, 2024	—	$—

A summary of the PRSU activity for the year ended December 31, 2023 is as follows:

	Number of PRSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2022	859,375	6.40
Granted	—	—
Vested	—	—
Cancelled/Forfeited/Expired	(625,000)	6.40
Non-vested at December 31, 2023	234,375	6.40

Schedule of Stock-based Payment Arrangement
The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PRSUs in the following expense categories on the accompanying condensed consolidated statements of operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Sales and marketing	$385	$696	$765	$1,593
Product development	971	1,114	1,826	2,282
General and administrative	1,396	1,899	2,980	4,217
Total stock-based compensation expense	2,752	3,709	5,571	8,092
Amount capitalized to software development	257	296	613	594
Total stock-based compensation cost	$3,009	$4,005	$6,184	$8,686

The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PRSUs in the following expense categories on the consolidated statements of operations (in thousands):

	Years Ended December 31,
	2023	2022	2021
Sales and marketing	$2,706	$6,358	$6,021
Product development	4,170	5,260	5,103
General and administrative	6,639	11,875	18,200
Total stock-based compensation expense	13,515	23,493	29,324
Amount capitalized to software development	1,386	1,667	1,099
Total stock-based compensation cost	$14,901	$25,160	30,423